Schedule of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease cost	$ 978	$ 759	$ 2,933	$ 2,278	$ 3,256	$ 3,038
Variable lease cost	348	320	1,026	911	1,132	1,598
Total operating lease cost	$ 1,326	$ 1,079	$ 3,959	$ 3,189	4,388	4,636
Short term lease cost						$ 126